Warrant Liability (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 27, 2022	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Warrant Liability [Line Items]
Fair value of the warrants		$ 521,838		$ 521,838		$ 2,338,223	$ 4,084,605
Change in fair value of the warrant liability		$ (1,525,352)	$ 2,661,012	$ (1,816,385)	$ (243,312)	$ (1,746,382)	$ (1,398,774)
Warrant [Member]
Warrant Liability [Line Items]
Warrant to purchase ordinary shares (in Shares)	4,530,000
Exercise price (in Dollars per share)	$ 4.49
Warrant exercisable term	Jan. 26, 2028
Warrant expire term						Jan. 26, 2028